SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE

3 SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE

        Accounting policies are included in the relevant notes to these consolidated financial statements.

        A number of new or amended standards became effective as of January 1, 2017. However, the Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards.

        As a result of amendments to IAS 7 'Statement of Cash Flows: Disclosure Initiative', the Group has provided disclosure regarding changes in liabilities arising from financing activities for the current period in Note 17.

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP

        The following section outlines significant and relevant new standards that are issued, but not yet effective, up to the date of the issuance of the Group's financial statements, and which have not been early adopted by the Company.

New accounting standards in 2018

        The following table presents the transitional impact that adoption of IFRS 9, 'Financial Instruments' ("IFRS 9") and IFRS 15, 'Revenue from contracts with customers'  ("IFRS 15") is expected to have on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

		Impact of IFRS 9		Impact of IFRS 15
	Opening balance sheet	Classification and measurement	Impairment	Revenue and contract costs	Adjusted opening balance sheet
Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	40	1,926
Deferred tax assets	272	—	4	(12)	264
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	199	—	—	93	292
Current assets
Trade and other receivables	745	—	(18)	—	727
Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through other comprehensive income	—	53	—	—	53
Other assets	394	—	—	(8)	386
Equity
Equity attributable to equity owners of the parent	4,352	(25)	(18)	85	4,394
Non-controlling interests	(425)	—	(5)	14	(416)
Liabilities
Other liabilities (current)	1,346	—	—	(1)	1,345
Deferred tax liabilities	376	—	(1)	15	390

IFRS 15 'Revenue from contracts with customers'

        IFRS 15 replaces IAS 18 'Revenue' and IAS 11 'Construction contracts' and related interpretations. IFRS 15 addresses revenue recognition for contracts with customers as well as treatment of incremental costs incurred to obtain a contract with a customer, described in more detail below.

Revenue recognition

        Due to the nature of the Group's existing product offerings (i.e. prevailing pre-paid service offerings), as well as the Group's existing accounting policies (described in Note 8), the impact of IFRS 15 on revenue recognition by the Group will be immaterial, as shown in the table presented earlier in this Note.

Costs of obtaining a contract with customer

        Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer ("contract costs"), which previously did not qualify for recognition as an asset under any of the other accounting standards, will be deferred in the consolidated statement of financial position. Such costs relate primarily to commissions paid to third-party dealers and will be amortized as revenue is recognized under the related contract, within the 'Selling, general and administrative expenses' line item within the income statement.

        The Group will apply the practical expedient available in IFRS 15 for contract costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-party dealers upon top-up of prepaid credit by customers and sale of top-up cards.

        The expected impact of capitalizing contract costs upon implementation of IFRS 15 is shown in the table presented earlier in this Note.

Transition

        The standard is effective for annual periods beginning on or after January 1, 2018. The Group will adopt the standard using the modified retrospective approach, which means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated.

        The impact that adoption of IFRS 15 is expected to have on the opening balance sheet of the Group, as of January 1, 2018, is shown in the table presented earlier in this Note.

IFRS 9 'Financial instruments'

        IFRS 9 replaces IAS 39 'Financial instruments: Recognition and Measurement' ("IAS 39"). IFRS 9 impacts the Group's classification and measurement of financial instruments, impairment of financial assets and hedge accounting, described in more detail below.

Classification and measurement

        The new standard requires the Company to assess the classification of financial assets on its balance sheets in accordance with the cash flow characteristics of the financial assets and the relevant business model that the Company has for a specific class of financial assets.

        IFRS 9 no longer has an "Available-for-sale" classification for financial assets. The new standard has different requirements for debt or equity financial assets.

        Debt instruments should be classified and measured either at:

        •        Amortized cost, where the effective interest rate method will apply;

        •        Fair value through other comprehensive income, with subsequent recycling to the income statement upon disposal of the financial asset; or

        •        Fair value through profit or loss.

        Investments in equity instruments, other than those to which consolidation or equity accounting apply, should be classified and measured either at:

        •        Fair value through other comprehensive income, with no subsequent recycling to the income statement upon disposal of the financial asset; or

        •        Fair value through profit or loss.

        The company will continue to initially measure financial assets at its fair value plus transaction cost upon initial recognition, except for financial assets measured at fair value through profit and loss, consistent with current practices. The majority of the financial assets classification will not be impacted by the transition to IFRS 9 on January 1, 2018. The reclassifications upon transition to IFRS 9 are shown in the table presented earlier in this Note.

Impairment (allowance for doubtful debt)

        IFRS 9 introduces the Expected Credit Loss model, which replaces the incurred loss model of IAS 39 whereby an allowance for doubtful debt was required only in circumstances where a loss event has occurred. By contrast, the Expected Credit Loss model requires the Company to recognize an allowance for doubtful debt on all financial assets carried at amortized cost (including, for example, 'Trade receivables'), as well as debt instruments classified as financial assets carried at fair value through other comprehensive income (for example, government bonds held for liquidity purposes), since initial recognition, irrespective whether a loss event has occurred.

        As a result, the allowance for doubtful debt of the Company will increase upon implementation of IFRS 9 on January 1, 2018. The expected impact of applying the Expected Credit Loss model is shown in the table presented earlier in this Note.

Hedge Accounting

        IFRS 9 allows for more possibilities for the Company to apply hedge accounting (for example, risk components of non-financial assets or liabilities may be designated as part of a hedging relationship). In addition, the requirements of the standard have been more closely aligned with the Company's risk management policies and hedge effectiveness will be measured prospectively.

Transition

        The Group will adopt the standard using the modified retrospective approach for classification and measurement and impairment. This means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated.

        All hedge accounting relationships existing as of January 1, 2018 will be continued under IFRS 9.

        The Company will retrospectively adopt the cost of hedging approach for foreign currency basis spreads existing in cross-currency interest rate swaps used in a hedging relationship, the impact of which is immaterial to the consolidated financial results and position of the Group.

IFRS 16, 'Leases'

        IFRS 16 replaces the IAS 17 Leases, the current lease accounting standard and will become effective on January 1, 2019. The new lease standard will require assets leased by the Company to be recognized on the statement of financial position of the Company with a corresponding liability. The Company is in the process of assessing the impact of IFRS 16 which is expected to have a material impact on the consolidated income statement and consolidated financial position upon adoption in 2019.

IFRIC 23 'Uncertainty over income tax treatments'

        The Interpretation clarifies the application of recognition and measurement requirements in IAS 12 'Income Taxes' when there is uncertainty over income tax treatments. The Group has yet to assess the impact of IFRIC 23, which may be material to the consolidated income statement and consolidated financial position upon adoption in 2019.

SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

        The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgements, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

        The sources of uncertainty identified by the Group are described together with the applicable note, as follows:

Significant accounting judgement /source of estimation uncertainty	Described in
Revenue recognition	Note 8
Impairment of non-current assets	Note 10
Investment in Italy Joint Venture	Note 14
Control over subsidiaries	Note 13
Depreciation and amortization of non-current assets	Note 15 and Note 16
Deferred tax assets and uncertain tax positions	Note 12 and Note 22
Fair value of financial instruments	Note 17
Provisions	Note 22 and Note 26